Schedule of Cash Income Taxes Paid (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Total	$ 244	¥ 1,707	¥ 15,422	¥ 4,790
PRC [Member]
Total		1,382
SINGAPORE
Total		¥ 325